Nature of operations and going concern (Details)	Nov. 26, 2024	Sep. 30, 2024 shares	Jan. 25, 2024 shares	Jan. 23, 2024 USD ($)
Nature of operations and going concern
Number of shares to acquire		1
Common shares consolidation ratio	0.013
Business combination agreement
Nature of operations and going concern
Number of shares to acquire			1
Amount for minimum cash condition | $				$ 20,000,000